Annual Fund Operating Expenses - SA Morgan Stanley International Equities Portfolio	May 01, 2021
Class 1
Operating Expenses:
Management Fees	0.83%
Service (12b-1) Fees	none
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.89%
Fee Waivers and/or Expense Reimbursements	0.05%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.84%	[1]
Class 2
Operating Expenses:
Management Fees	0.83%
Service (12b-1) Fees	0.15%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.04%
Fee Waivers and/or Expense Reimbursements	0.05%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.99%	[1]
Class 3
Operating Expenses:
Management Fees	0.83%
Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.14%
Fee Waivers and/or Expense Reimbursements	0.05%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.09%	[1]

[1]	Pursuant to an Advisory Fee Waiver Agreement, effective through April 30, 2022, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive a portion of its advisory fee on an annual basis with respect to the Portfolio so that the advisory fee rate payable by the Portfolio to SunAmerica is equal to 0.80% of the Portfolio’s average daily net assets on the first $250 million, 0.75% of the Portfolio’s average daily net assets on the next $250 million, and 0.70% of the Portfolio’s average daily net assets over $500 million. SunAmerica may not recoup any advisory fees waived with respect to the Portfolio pursuant to the Advisory Fee Waiver Agreement. This agreement may be modified or discontinued prior to April 30, 2022only with the approval of the Board of Trustees of SunAmerica Series Trust (the “Trust”), including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.